Expendable spare parts and supplies, net of provision for obsolescence	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expendable spare parts and supplies, net of provision for obsolescence
(10)	Expendable spare parts and supplies, net of provision for obsolescence

Expendable spare parts and supplies as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Expendable spare parts	$83,151	$86,705
Supplies	7,244	10,543

Total	$90,395	$97,248

For the years ended December 31, 2018, 2017 and 2016 expendable spare parts and supplies in the amount of $84,662, $60,027 and $59,579, respectively, were recognized as maintenance expense.

Changes during the year in the allowance as follows:

	2018	2017
Balance at beginning of year	$18,631	$24,705
Provisions reverse	(3,203)	(4,858)
Write-offs against the allowance	(8,923)	(1,216)

Balance at end of year	$6,505	$18,631